Long-Term Investments - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 M87 CNY	Dec. 31, 2013 Yizhuang Venture Investment Fund CNY	Dec. 31, 2014 Yizhuang Venture Investment Fund CNY	Dec. 31, 2013 Yizhuang Venture Investment Fund CNY
Investment [Line Items]
Cost method investments, carrying amount	$ 4,585	28,451	8,200
Impairment on long-term investment				0		0
Investment in an equity investee, percentage					27.694%	27.694%	27.694%
Investment in an equity investee, addition					50,500	0	50,500